Acquisitions (Purchase Price Allocation) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	May 01, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Non-tax-deductible goodwill	$ 669,036		$ 798,481		$ 802,318
J-Mac Tool, Inc. [Member]
Business Acquisition [Line Items]
Current assets, net of cash acquired		$ 36,174
Property and equipment		11,506
Intangible assets (primarily customer relationships)		10,400
Tax-deductible goodwill		13,977
Current liabilities		(10,129)
Long term liabilities		(22)
Net assets acquired		$ 61,906
Quality Wireline and Cable, Inc. [Member]
Business Acquisition [Line Items]
Current assets, net of cash acquired				$ 7,596
Property and equipment				3,837
Intangible assets (primarily customer relationships)				11,527
Non-tax-deductible goodwill				20,573
Current liabilities				(1,615)
Deferred tax liabilities				(3,629)
Net assets acquired				$ 38,289